WELLS FARGO FUNDS TRUST

                            LifePath Opportunity Fund
                               LifePath 2010 Fund
                               LifePath 2020 Fund
                               LifePath 2030 Fund
                               LifePath 2040 Fund
                Class A, Class B, Class C and Institutional Class

                    Supplement dated February 23, 2001 to the
                         Prospectuses dated July 1, 2000

This supplement contains important information for shareholders about matters recently approved by the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust") affecting the LifePath Funds (the "Funds"). Each Fund is currently a feeder fund that invests in a master portfolio advised by Barclays Global Fund Advisors ("BGFA"). The matters approved by the Board are:

o The withdrawal of each Fund's investments in its BGFA-advised master portfolio, and the conversion of each Fund into a stand-alone fund.

o The approval of new advisory and sub-advisory arrangements, subject to shareholder approval.

o The elimination of the 0.25% shareholder servicing fee on the Institutional Class of each Fund following shareholder approval of the new advisory arrangements and effective upon each Fund's conversion into a stand-alone Fund..

o The elimination of the 0.25% distribution fee on the Class A shares of each Fund following shareholder approval of the new advisory arrangements and effective upon each Fund's conversion into a stand-alone Fund..

o The continuation for two years of the current net operating expense ratio caps for the Class B and Class C shares, because the new advisory and sub-advisory arrangements would, if approved by shareholders, result in an increase in the gross operating expense ratios of the Class B and Class C shares of each Fund.

o                 A change to BGFA's proprietary asset allocation model.

o                 The renaming of each Fund.

These changes, which are summarized in greater detail below, are anticipated to become effective as of July 1, 2001, unless otherwise noted.


Conversion from Feeder Funds to Stand-alone Funds

At a February 6, 2001 Board meeting (the "Meeting"), the Board approved the withdrawal of each Fund's investments in its BGFA-advised master portfolio, and the conversion of each Fund into a stand-alone fund. The investment by each Fund in a corresponding master portfolio advised by BGFA is not a fundamental policy and therefore, shareholder approval of the withdrawal and conversion is not required. Beginning July 1, 2001, each Fund will invest directly in a portfolio of securities.



New Advisory and Sub-advisory Arrangements

At the Meeting, the Board also approved new advisory and sub-advisory arrangements, which would become effective upon shareholder approval and the conversion of each Fund into a stand-alone fund. The Board approved Wells Fargo Funds Management, LLC ("Funds Management"), an indirect wholly-owned subsidiary of Wells Fargo & Company, to act as investment advisor to each Fund for a fee of 0.80% of the average daily net assets of each Fund. The Board also approved BGFA, a wholly owned subsidiary of Barclays Global Investors, N.A., as the sub-advisor to each Fund for a fee of 0.55% of the average daily net assets of each Fund, which is the fee level currently payable to BGFA as the sole advisor of each master portfolio. Funds Management will be solely responsible for paying the sub-advisory fee to BGFA. A special meeting of shareholders of each Fund will be held late in May 2001 to seek approval of these arrangements.


Elimination of Institutional Class Shareholder Servicing Fee

The existing shareholder servicing plan sets a shareholder servicing fee of 0.25% of the average daily net assets of Classes A, B and C and the Institutional Class of the Funds. In connection with the conversion, the Board has approved the elimination of the 0.25% shareholder servicing fee on the Institutional Class following shareholder approval of the new advisory arrangements and effective upon each Fund's conversion into a stand-alone Fund.


Elimination of Class A Distribution Fee

The existing distribution plan for the Funds sets a distribution fee of 0.75% of the average daily net assets on Class B and Class C shares of each Fund, and a distribution fee of 0.25% of the average daily net assets on the Class A shares of each Fund. In connection with the conversion, the Board has approved the elimination of the 0.25% distribution fee on the Class A shares of the Funds following shareholder approval of the new advisory arrangements and effective upon each Fund's conversion into a stand-alone Fund.


Continuation of Class B and Class C Net Operating Expense Ratio Caps

The new advisory and sub-advisory arrangements would, if approved by shareholders, result in 0.25% increases to the gross operating expense ratios for the Class B and Class C shares of each Fund. However, the Board approved a two year continuation of existing contractual fee waiver commitments in order to maintain the Class B and Class C shares current net operating expense ratios at no higher than 1.80% until June 30, 2003 contingent on shareholder approval of the new advisory arrangements. After June 30, 2003, any increase in such net operating expense ratios beyond 2.05% would require Board approval.


Changes to Asset Allocation Model

The Board approved two changes proposed by BGFA affecting its proprietary asset allocation model. First, the Board approved an amendment to the tactical component (i.e., the component designed to address short-term market conditions that affect the relative attractiveness of asset classes) of the asset allocation model utilized by BGFA for the Funds. This change provides BGFA with the flexibility to make tactical shifts within a 15% range above or below a Fund's strategic "normal" equity asset allocation percentage, thus increasing or decreasing a Fund's exposure to equity securities. BGFA will begin to implement this change immediately. The tactical component of the Funds' asset allocation model is not a fundamental policy and therefore, shareholders are not required to approve this change.

Second, the Board approved an increase in the ending "normal" equity asset allocation percentage for Funds that have reached their time horizon from 20% to 35%. This change is not expected to generate significant changes in the asset mix of the longer-term Funds. However, it is expected to materially decrease the shorter-term Funds' exposure to intermediate government securities, and increase their exposure to equity securities. Investors should refer to the discussion of equity risks under "Summary of Important Risks." Again, shareholder approval is not required because this is not a fundamental policy. This change is not scheduled to be implemented until after the Funds convert to stand-alone funds.


Name Change of the Funds

Effective May 1, 2001, the name of each Fund will be changed as follows:


-------------------------------------------- -----------------------------------
Current Name                                  Name Effective May 1, 2001
-------------------------------------------- -----------------------------------
-------------------------------------------- -----------------------------------
LifePath Opportunity Fund                     Wells Fargo Outlook Today Fund
-------------------------------------------- -----------------------------------
-------------------------------------------- -----------------------------------
LifePath 2010 Fund                            Wells Fargo Outlook 2010 Fund
-------------------------------------------- -----------------------------------
-------------------------------------------- -----------------------------------
LifePath 2020 Fund                            Wells Fargo Outlook 2020 Fund
-------------------------------------------- -----------------------------------
-------------------------------------------- -----------------------------------
LifePath 2030 Fund                            Wells Fargo Outlook 2030 Fund
-------------------------------------------- -----------------------------------
-------------------------------------------- -----------------------------------
LifePath 2040 Fund                            Wells Fargo Outlook 2040 Fund
-------------------------------------------- -----------------------------------